Label	Element	Value
Thompson Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thompson Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Thompson Bond Fund (the “Bond Fund”) seeks a higher level of current income while preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund

The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-backed securities, bonds of foreign government issuers (including their agencies and instrumentalities) payable in U.S. dollars, and U.S. Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities). Although the Bond Fund invests primarily in debt securities rated investment grade by one or more nationally recognized rating agency, it may invest up to 10% of its net assets in securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). From time to time, the Bond Fund’s assets represented by debt securities rated below investment grade may exceed 10% due to changes in the value of those securities and/or the Fund as a whole and downgrades that occur after such securities were acquired. However, the Bond Fund will not acquire any debt securities rated below investment grade while its net assets that are represented by such securities exceed this limit. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes. The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view to rapid turnover.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and two supplementary indices. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and two supplementary indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thompsonim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bond Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	5.32%	(quarter ended 6/30/16)
Lowest:	-9.50%	(quarter ended 3/31/20)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.50%)
Performance Table Heading	rr_PerformanceTableHeading	Bond Fund Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2024, in anticipation of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg U.S. Govt./Credit 1-5 year Index to the Bloomberg U.S. Aggregate Bond Index in the Fund’s total return table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2023 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2023 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2023 was 6.72%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.

Thirty Day Yield Caption	rr_ThirtyDayYieldCaption	The Bond Fund’s annualized yield for the 30 days ended December 31, 2023 was 6.72%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	1-800-999-0887
Thirty Day Yield	rr_ThirtyDayYield	6.72%
Thompson Bond Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund.
Thompson Bond Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund’s portfolio. Drastic reductions in or volatile trading activity may make it difficult for the Bond Fund to properly value its investments.
Thompson Bond Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affectingthe issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond’s value, particularly if the rating of the bond is downgraded.
Thompson Bond Fund | Interest-Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond’s fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond’s yield reflects the bond’s fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).
Thompson Bond Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some sectors or types of securities, such as corporate bonds, agency bonds, Treasury bonds, or to securities with different credit ratings, than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.
Thompson Bond Fund | Low- and Below-Investment-Grade (High-Yield/Junk) Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Low- and Below-Investment-Grade (High-Yield/Junk) Securities Risk. The Bond Fund can invest in securities with the lowest investment-grade rating without limitation and, for up to 10% of its net assets, securities rated below investment grade (commonly referred to as “junk” or “high-yield” securities). Such securities are subject to a greater risk of issuer default or bankruptcy, lack of liquidity, and sensitivity to adverse economic events or developments specific to the issuer than are higher-rated securities. High-yield securities are considered speculative with regard to the issuer’s capacity to pay interest and repay principal.
Thompson Bond Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. There may be no willing buyer of certain of the securities held by the Bond Fund at a time when the Advisor wishes to sell those securities, and the Fund may have to sell those securities at a lower price (or may not be able to sell those securities at all).
Thompson Bond Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to interest-rate risk, credit risk, prepayment and extension risk, risks associated with inadequate collateral, and, the risk of unexpectedly high rates of defaults.
Thompson Bond Fund | Prepayment and Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. Certain of the securities held by the Bond Fund may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a security and its volatility because prepayment shortens the life of the security and thus the expected interest payments from that security. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields. Conversely, during periods of rising interest rates, the likelihood of prepayment decreases, which could lengthen the expected maturity of certain of the securities held by the Bond Fund, reduce their market value, and make them more susceptible to interest-rate risk.
Thompson Bond Fund | Foreign Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund’s ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.
Thompson Bond Fund | Convertible Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Debt Risk. Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt. Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer. Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.
Thompson Bond Fund | Common Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.
Thompson Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[1]
Thompson Bond Fund | Bloomberg U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Thompson Bond Fund | Bloomberg U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.94%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Thompson Bond Fund | Thompson Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
Annual Return 2014	rr_AnnualReturn2014	0.96%
Annual Return 2015	rr_AnnualReturn2015	(2.86%)
Annual Return 2016	rr_AnnualReturn2016	10.42%
Annual Return 2017	rr_AnnualReturn2017	4.75%
Annual Return 2018	rr_AnnualReturn2018	1.80%
Annual Return 2019	rr_AnnualReturn2019	5.56%
Annual Return 2020	rr_AnnualReturn2020	(1.72%)
Annual Return 2021	rr_AnnualReturn2021	5.75%
Annual Return 2022	rr_AnnualReturn2022	(7.27%)
Annual Return 2023	rr_AnnualReturn2023	6.98%
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Outgoing Wire Transfer Fee	ck0000795264_WireTransferFee	$ 15
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	0.63%
Thompson Bond Fund | Thompson Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	1.03%

[1]	Effective March 31, 2024, in anticipation of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg U.S. Govt./Credit 1-5 year Index to the Bloomberg U.S. Aggregate Bond Index in the Fund’s total return table.